Organization (Details Narrative) - USD ($)	Jun. 08, 2020	Mar. 11, 2020	Nov. 30, 2019
Related party transaction		$ 70,850
Number of restricted common stock shares		238,750
Subsequent Event [Member] | Restricted Stock [Member]
Number of restricted common stock shares	238,750
Restricted common stock, value	$ 477,500
Subsequent Event [Member] | Transaction One [Member]
Cumulative revenue		$ 2,500,000
Number of common stock shares		125,000
Subsequent Event [Member] | Transaction Two [Member]
Cumulative revenue		$ 5,000,000
Number of common stock shares		125,000
Convertible Promissory Note [Member] | Jetco Holdings, LLC [Member] | Purchase and Sale Agreement [Member]
Convertible promissory note			$ 2,000,000